United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-22217

(Investment Company Act File Number)

Federated Core Trust III

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/17

Date of Reporting Period: Six months ended 09/30/16

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
September 30, 2016
Federated Project and Trade Finance Core Fund

A Portfolio of Federated Core Trust III

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At September 30, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Trade Finance Agreements	87.1%
Corporate Debt Securities	1.6%
Asset-Backed Security	1.1%
Foreign Government Securities	1.0%
Cash Equivalents[2]	9.4%
Other Assets and Liabilities—Net[3]	(0.2)%
TOTAL	100.0%
1	See the Fund's Private Offering Memorandum and Part B: Information Required in a Statement of Additional Information for a description of these security types.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
September 30, 2016 (unaudited)
Principal Amount or Shares			Value
		ASSET-BACKED SECURITY—1.1%
		Services - Airlines—1.1%
$6,027,778		KAL ABS Cayman Ltd. 17, Class A, 3.5222%, 4/27/2019 (IDENTIFIED COST $5,852,972)	$5,862,014
		CORPORATE BONDS—1.6%
		Energy - Exploration & Production—0.6%
4,391,262	[1,2]	Afren PLC, Series REGS, 11.50%, 2/1/2016	16,906
3,052,800		Dolphin Energy Ltd., Series REGS, 5.888%, 6/15/2019	3,250,512
		TOTAL	3,267,418
		Supranational—1.0%
5,000,000		African Export-Import Bank, 3.875%, 6/4/2018	5,115,500
		TOTAL CORPORATE BONDS (IDENTIFIED COST $12,974,290)	8,382,918
		TRADE FINANCE AGREEMENTS—87.1%[3]
		Basic Industry - Building Materials—1.2%
6,500,000		Cemex SA, 4.0267%, 9/30/2019	6,487,000
		Basic Industry - Chemicals—2.5%
4,923,000		Agrofertil, 5.92%, 5/5/2017	4,878,693
3,076,923		Eurochem II, 2.6171%, 8/22/2018	3,058,461
5,000,000		Uralkali, 3.4948%, 4/20/2019	4,952,500
		TOTAL	12,889,654
		Basic Industry - Forestry/Paper—0.4%
2,322,727		Bahia Cellulose, 4.7156%, 2/14/2018	2,344,793
		Basic Industry - Metals/Mining Excluding Steel—5.1%
1,652,198		African Minerals, 5.8235%, 3/30/2018	1,633,197
2,299,362	[4]	Discovery Copper, 4.6817%, 3/1/2015	690,958
5,965,433		Just Group LLC, 7.4433%, 12/31/2015	2,087,902
6,000,000		Kazakhmys II, 3.152%, 12/31/2018	5,979,000
3,500,000		Kuwait International Bank, 2.0529%, 11/25/2016	3,500,000
4,930,103		Mechel Kuzbass III, 5.8407%, 12/8/2016	1,848,789
4,939,286		Mechel Yakutugol III, 5.8407%, 12/8/2016	1,852,232
5,000,000		Polymetal, 4.5424%, 11/6/2019	4,992,500
1,857,143		Russian Copper, 4.5193%, 12/4/2018	1,823,714
2,500,000		Trafigura, 1.00%, 12/31/2016	2,506,250
		TOTAL	26,914,542
		Basic Industry - Steel Producers/Products—0.9%
5,000,000		Ziraat Bankasi, 1.8776%, 5/8/2017	4,990,000
		Capital Goods - Aerospace & Defense—2.3%
4,855,200		Alafco, 2.8456%, 2/17/2019	4,850,345
4,000,000		Biman, 6.2776%, 2/4/2019	3,990,000
3,125,000		TAAG Angola Airlines, 5.50%, 6/9/2020	3,120,312
		TOTAL	11,960,657
		Consumer Cyclical - Apparel/Textiles—2.2%
2,781,000		Defacto, 4.5193%, 3/3/2019	2,772,657
4,475,000		PT Delta Dunia, 6.58344%, 3/3/2020	4,475,000
4,250,000		PTDELTA Merlin 2, 5.83656%, 10/7/2020	4,243,625
		TOTAL	11,491,282
		Consumer Non-Cyclical - Beverage—1.0%
1,413,000		Carcafe III, 1.94561%, 11/28/2016	1,413,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		TRADE FINANCE AGREEMENTS—continued[3]
		Consumer Non-Cyclical - Beverage—continued
$2,581,250		Khmer Brewery, 6.1288%, 4/8/2020	$2,581,250
1,106,250		Khmer Brewery, 6.1646%, 4/8/2020	1,104,037
		TOTAL	5,098,287
		Consumer Non-Cyclical - Tobacco—3.2%
4,966,716		LTAM PM, 4.1788%, 3/1/2017	4,949,332
4,988,493		LTAM RJ, 4.2134%, 4/3/2017	4,971,034
5,000,000		Premium FBN Bank, 4.8176%, 6/5/2017	4,990,000
1,990,670		Premium Tobacco, 1.00%, 5/10/2017	1,992,661
		TOTAL	16,903,027
		Consumer Non-Cyclical/Food-Wholesale—10.1%
4,829,014		Adecoagro S.A., 3.5272%, 12/29/2017	4,833,844
640,004	[1,2]	Banacol, 11.50%, 11/1/2016	604,484
5,000,000		Biosev, 5.2941%, 5/15/2017	5,000,000
1,070,000		Carcafe Ltd., 1.9456%, 11/29/2016	1,069,037
2,461,000		Carcafe Ltd., 1.9456%, 12/1/2016	2,458,785
1,370,000		Carcafe Ltd., 1.96589%, 12/20/2016	1,368,767
7,500,000		Export Trade FBN, 4.6599%, 8/31/2017	7,518,750
1,100,864	[4]	GVO, 5.5229%, 11/2/2015	1,100,864
2,250,000		Kernel Holding SA, 6.2676%, 2/8/2018	2,233,125
7,500,000		Louis Dreyfus II, 3.68356%, 9/27/2019	7,447,500
7,500,000		Olam Nigeria, 1.7944%, 12/16/2016	7,500,000
2,571,429	[1,2]	REI Agro Ltd., 6.8456%, 12/31/2016	772,714
1,667,000		Seara, 5.70389%, 6/15/2017	1,668,667
2,727,273		Tiryaki Agro, 4.9024%, 4/15/2019	2,727,273
6,500,000		Vicentin SIAC, 1.00%, 10/28/2018	6,496,750
		TOTAL	52,800,560
		Energy - Exploration & Production—10.3%
3,833,333		Circle Petro, 6.35222%, 6/11/2018	2,300,000
3,537,415		EGPC, 3.53585%, 6/14/2018	3,528,571
3,253,399		EMP II, 6.5253%, 12/10/2018	3,242,012
7,500,000		Kazmunaigaz NV, 2.3772%, 3/30/2020	7,443,750
3,333,333		Merlon Petro, 5.8539%, 3/15/2019	3,336,667
4,509,265		Nigerian Petro, 4.60389%, 6/15/2019	4,457,408
6,519,770		PT MaxPower, 5.6646%, 3/31/2020	6,503,471
1,090,385		Ptmitraperk, 6.5244%, 12/31/2020	1,071,303
1,153,846		Rosneft Oil III, 3.121%, 4/24/2017	1,145,769
4,401,361	[1]	SHT, 5.5193%, 5/8/2017	4,355,147
4,904,807		SNPC, 5.3277%, 3/4/2020	4,882,735
4,130,435		Sonangol, 3.7266%, 9/28/2021	4,101,522
342,114	[1,2]	SV Oil & Natural Gas Ltd., 4.5243%, 9/14/2013	341,430
7,500,000		Yibal Export Pdo, 2.7456%, 6/29/2021	7,496,250
		TOTAL	54,206,035
		Energy - Gas Distribution—1.3%
7,000,000		Golar Hill, 2.8378%, 1/10/2017	7,003,500
		Energy - Integrated Energy—2.3%
4,867,927		Oando Insured, 10.05744%, 6/30/2019	4,867,927
2,086,256		Oando Uninsured, 10.05744%, 6/30/2019	2,078,954
5,000,000		Puma International Financing SA, 2.63335%, 5/13/2019	4,992,500
		TOTAL	11,939,381
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		TRADE FINANCE AGREEMENTS—continued[3]
		Energy - Oil Field Equipment & Services—0.8%
$4,000,000		ADES, 5.3254%, 11/23/2020	$3,998,000
		Energy - Oil Refining and Marketing—5.5%
2,025,000		BB Energy, 1.00%, 10/18/2016	2,025,000
7,500,000		Dangote, 5.7487%, 8/20/2020	7,563,750
5,717,227		Pakistan, Government of, 1.00%, 3/31/2017	5,713,226
5,000,000		Petro Co. Of T&T (Trinidad and Tobago), 1.7956%, 10/19/2016	4,995,000
7,500,000		Petro Peru, 0.5352%, 10/25/2016	7,511,250
2,065,252	[1,2,4]	Samir Energy II, 3.98489%, 12/31/2015	1,034,691
		TOTAL	28,842,917
		Finance—1.7%
9,000,000		LFC TGB, 2.3171%, 11/28/2016	9,000,000
		Finance/Banks/Brokers—12.0%
2,000,000		AccessBank, 3.65415%, 4/29/2017	1,998,000
7,500,000		Ahli Bank, 1.8456%, 7/6/2017	7,481,250
731,695		Attijariwafa Bank, 0.60%, 12/19/2016	728,037
5,000,000		Bank of Fujairah, 1.5256%, 11/23/2016	4,987,500
5,000,000		Bank of India, 0.9572%, 12/7/2016	5,000,000
7,500,000		BBVA Banco Frances SA, 3.4456%, 11/1/2016	7,511,250
5,000,000		BPC Tranche B, 6.23778%, 3/31/2017	5,007,500
5,000,000		CFC Stanbic, 3.55715%, 5/4/2018	5,002,500
6,250,000		Garanti Bankasi, 3.0039%, 11/23/2017	6,256,250
5,000,000		Idfc, 2.3778%, 11/1/2016	4,957,500
4,875,000		Turk Vakifbank, 1.00%, 12/21/2017	4,884,750
5,000,000		Union Bank of India Ltd., 0.9572%, 12/9/2016	5,000,000
666,667	[1]	Union Bank of Nigeria, 5.0267%, 1/28/2017	652,333
2,692,308		Veb, 4.3367%, 1/31/2020	2,686,923
625,000		Zenith Bank Ltd., 4.0834%, 12/5/2016	621,563
		TOTAL	62,775,356
		Foreign Sovereign—4.5%
5,000,000		Bank of Lao, 5.1877%, 12/29/2019	5,000,000
5,000,000		Banreservas, 1.83933%, 3/9/2017	4,985,000
5,000,000	[1]	National Bank of Egypt, 3.1719%, 6/4/2018	4,955,000
5,000,000		Turk Eximbank, 2.00939%, 3/21/2017	4,987,500
3,580,434		TurkEximBank, 11/7/2016	3,571,483
		TOTAL	23,498,983
		Media Cable—1.1%
5,543,119		UPC Liberty Global, 1.00%, 11/7/2016	5,545,891
		Services - Building & Construction—2.5%
4,080,435		CPC II, 1.00%, 7/19/2018	4,045,752
1,824,141		CPC International, Inc., 3.602%, 12/31/2016	1,821,405
7,500,000		IIF, 2.406%, 7/18/2019	7,522,500
		TOTAL	13,389,657
		Services - Railroads—1.2%
6,388,717		Eastcommtrans II, 5.8932%, 11/25/2019	6,391,911
		Services - Support-Services—1.4%
7,500,000		Airport International Group, 2.9878%, 11/15/2023	7,492,500
		Services - Transportation Excluding Air/Rail—2.7%
7,000,000		Asyaport, 5.6378%, 1/10/2024	7,021,000
3,500,000		Navig8 V8, 3.5956%, 7/28/2017	3,510,500
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		TRADE FINANCE AGREEMENTS—continued[3]
		Services - Transportation Excluding Air/Rail—continued
$3,500,000		Navig8 VL8, 3.5956%, 7/28/2017	$3,510,500
		TOTAL	14,042,000
		Supranational—2.4%
650,000		Afc Tranche A, 2.9065%, 10/29/2016	650,000
7,000,000		Africa Finance Corp., 2.0041%, 5/16/2018	6,982,500
5,000,000		Axfremix TLF 2015, 1.676%, 5/18/2017	5,000,000
		TOTAL	12,632,500
		Technology & Electronics - Computer Hardware—0.4%
2,286,791		Dell Receivables, 1.4272%, 10/6/2016	2,286,563
		Telecommunications - Fixed Line—1.3%
3,125,000		INT Towers, 5.4235%, 12/10/2021	3,101,563
3,823,529		Liquid Telecom, 4.7567%, 10/31/2019	3,823,529
		TOTAL	6,925,092
		Telecommunications - Wireless—2.9%
5,143,000		Digicel D2, 4.3456%, 3/31/2019	5,168,715
6,333,333		IHS Zambia, Floating Rate Note, 7.01322%, 3/6/2021	6,285,833
3,750,000		MNC Sky Vision, 5.1022%, 12/11/2016	3,755,625
		TOTAL	15,210,173
		Utility - Electric-Generation—3.9%
4,353,619		Adani Power Ltd., 4.1456%, 6/30/2018	4,336,205
4,411,800		Egypt Electric, 5.0376%, 5/5/2020	4,378,711
3,250,000		MOF Angola Soyo, 6.3529%, 12/27/2019	3,243,500
1,050,000	[1]	MOF Angola, 5.8318%, 3/15/2018	1,037,925
7,500,000		MOF Bangladesh, 5.7706%, 6/17/2019	7,515,000
		TOTAL	20,511,341
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $471,513,142)	457,571,602
		FOREIGN GOVERNMENT/AGENCY—1.0%[3]
		Services - Building & Construction—1.0%
5,000,000		Kenya, Government of, 6.0941%, 12/28/2017 (IDENTIFIED COST $4,975,746)	4,955,000
		INVESTMENT COMPANY—9.4%
49,320,766	[5]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.36%[6] (AT NET ASSET VALUE)	49,320,766
		TOTAL INVESTMENTS—100.2% (IDENTIFIED COST $544,636,916)[7]	526,092,300
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[8]	(837,284)
		TOTAL NET ASSETS—100%	$525,255,016
1	Issuer in default.
2	Non-income-producing security.
3	Denotes restricted securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2016, these restricted securities amounted to $462,526,602, which represented 88.1% of total net assets.
4	Principal amount and interest were not paid upon final maturity.
5	Affiliated holding.
6	7-day net yield.
7	The cost of investments for federal tax purposes amounts to $544,636,916.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2016.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Security	$—	$—	$5,862,014	$5,862,014
Corporate Bonds	—	8,382,918	—	8,382,918
Trade Finance Agreements	—	—	457,571,602	457,571,602
Foreign Government/Agency	—	—	4,955,000	4,955,000
Investment Company	49,320,766	—	—	49,320,766
TOTAL SECURITIES	$49,320,766	$8,382,918	$468,388,616	$526,092,300
The Fund uses a pricing service to provide price evaluation for a Level 3 foreign government/agency and trade finance agreements. The quantitative unobservable inputs used by the pricing service are proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investments in Asset-Backed Security	Investments in Trade Finance Agreements	Investments in Foreign Government/ Agency
Balance as of April 1, 2016	$—	$439,832,109	$5,019,512
Accrued discount/premiums	—	1,001,676	9,276
Realized gain (loss)	22,556	704,848	—
Change in unrealized appreciation (depreciation)	9,042	(1,810,197)	(6,776)
Purchases	6,608,194	208,726,156	—
(Sales)	(777,778)	(190,882,990)	(67,012)
Balance as of September 30, 2016	$5,862,014	$457,571,602	$4,955,000
The total change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2016	$9,042	$(1,542,359)	$(6,776)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2016	Year Ended March 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.32	$9.37	$9.65	$9.77	$9.77	$9.95
Income From Investment Operations:
Net investment income	0.21	0.38	0.37[1]	0.43	0.49[1]	0.53
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.01)	(0.06)	(0.27)	(0.10)	0.01	(0.16)
TOTAL FROM INVESTMENT OPERATIONS	0.20	0.32	0.10	0.33	0.50	0.37
Less Distributions:
Distributions from net investment income	(0.21)	(0.37)	(0.38)	(0.43)	(0.46)	(0.51)
Distributions from net realized gain on investments and foreign currency transactions	—	—	—	(0.02)	(0.04)	(0.04)
TOTAL DISTRIBUTIONS	(0.21)	(0.37)	(0.38)	(0.45)	(0.50)	(0.55)
Net Asset Value, End of Period	$9.31	$9.32	$9.37	$9.65	$9.77	$9.77
Total Return[2]	2.11%	3.46%	1.04%	3.47%	5.30%	3.76%
Ratios to Average Net Assets:
Net expenses	0.21%[3]	0.22%	0.16%	0.08%	0.00%[4]	0.00%[4]
Net investment income	4.45%[3]	4.07%	3.90%	4.33%	5.02%	5.35%
Expense waiver/reimbursement[5]	0.12%[3]	0.12%	0.19%	0.16%	0.35%	0.35%
Supplemental Data:
Net assets, end of period (000 omitted)	$525,255	$486,124	$504,824	$464,440	$268,138	$224,842
Portfolio turnover	25%	47%	51%	65%	62%	38%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The Adviser reimbursed all operating expenses incurred by the Fund.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
September 30, 2016 (unaudited)
Assets:
Total investment in securities, at value including $49,320,766 of investment in an affiliated holding (Note 5) (identified cost $544,636,916)		$526,092,300
Cash denominated in foreign currencies (identified cost $34)		29
Income receivable		3,392,812
Receivable for investments sold		3,698,882
TOTAL ASSETS		533,184,023
Liabilities:
Payable for investments purchased	$444,444
Bank overdraft	7,176,548
Income distribution payable	140,376
Payable to adviser (Note 5)	386
Accrued expenses (Note 5)	167,253
TOTAL LIABILITIES		7,929,007
Net assets for 56,430,997 shares outstanding		$525,255,016
Net Assets Consist of:
Paid-in capital		$552,613,351
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(18,544,619)
Accumulated net realized loss on investments and foreign currency transactions		(9,356,475)
Undistributed net investment income		542,759
TOTAL NET ASSETS		$525,255,016
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($525,255,016 ÷ 56,430,997 shares outstanding), no par value, unlimited shares authorized		$9.31
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended September 30, 2016 (unaudited)
Investment Income:
Interest			$11,489,973
Dividends received from an affiliated holding (Note 5)			71,590
TOTAL INCOME			11,561,563
Expenses:
Investment adviser fee (Note 5)		$248,653
Custodian fees		12,258
Transfer agent fee		19,930
Directors'/Trustees' fees (Note 5)		5,858
Auditing fees		64,491
Legal fees		129,926
Portfolio accounting fees		176,271
Share registration costs		150
Printing and postage		8,310
Miscellaneous (Note 5)		144,148
TOTAL EXPENSES		809,995
Waiver and Reimbursements (Notes 2 and 5):
Waiver/reimbursement of investment adviser fee	$(248,653)
Reimbursements of other operating expenses	(38,069)
TOTAL WAIVER AND REIMBURSEMENTS		(286,722)
Net expenses			523,273
Net investment income			11,038,290
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			697,286
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			(1,701,523)
Net realized and unrealized loss on investments and foreign currency transactions			(1,004,237)
Change in net assets resulting from operations			$10,034,053
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 9/30/2016	Year Ended 3/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,038,290	$20,040,507
Net realized gain (loss) on investments and foreign currency transactions	697,286	(2,982,424)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(1,701,523)	(252,472)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,034,053	16,805,611
Distributions to Shareholders:
Distributions from net investment income	(10,930,237)	(19,384,738)
Share Transactions:
Proceeds from sale of shares	29,916,350	9,919,670
Net asset value of shares issued to shareholders in payment of distributions declared	10,110,754	17,586,635
Cost of shares redeemed	—	(43,626,893)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	40,027,104	(16,120,588)
Change in net assets	39,130,920	(18,699,715)
Net Assets:
Beginning of period	486,124,096	504,823,811
End of period (including undistributed net investment income of $542,759 and $434,706, respectively)	$525,255,016	$486,124,096
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Cash Flows
Six Months Ended September 30, 2016
Operating Activities:
Change in net assets resulting from operations	$10,034,053
Adjustments to Reconcile Change in Net Assets Resulting From Operations to Net Cash Used By Operating Activities:
Purchase of investment securities	(268,894,414)
Proceeds from disposition of investment securities	251,418,802
Purchase of short-term investments, net	(28,469,509)
Amortization of premium/discount, net	(1,023,930)
Decrease in income receivable	467,577
Decrease in prepaid expenses	27,583
Increase in receivable for investments sold	(1,414,176)
Increase in payable for investments purchased	444,444
Decrease in drawdown fees	(68,400)
Increase in accrued expenses	38,505
Net realized gain on investments and foreign currency transaction	(697,286)
Change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency	1,701,523
NET CASH USED BY OPERATING ACTIVITIES	(36,435,228)
Financing Activities:
Proceeds from shares sold	29,916,350
Distributions paid in cash	(805,972)
NET CASH PROVIDED BY FINANCING ACTIVITIES	29,110,378
Net decrease in cash	(7,324,850)
Cash at beginning period	148,331
Cash (overdraft) at end of period	$(7,176,519)
Non-cash financing activities not included herein consist of reinvestment of dividends and distributions of $10,110,754.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
September 30, 2016 (unaudited)
1. ORGANIZATION
Federated Project and Trade Finance Core Fund (the “Fund”) is a non-diversified portfolio of Federated Core Trust III (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund operates as an open-end extended payment fund. The Fund's investment objective is to provide total return. Currently, the Fund is only available for purchase by organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act 1933 ( the ”1933 Act”) and “qualified purchasers” as defined in Section 2(a)(51) of the Act. The Fund is not a mutual fund, and its shares are offered pursuant to an exemption from registration under the 1933 Act, as amended.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
The pricing service bases their evaluations for the majority of Fund investments on indications of values from banks that make project and trade finance loans, weighted based on the accuracy of their historical indications and other factors to arrive at a price evaluation. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security.
Semi-Annual Shareholder Report

Although the factors on which pricing services base their evaluations generally consist of observable inputs, certain fixed-income securities, such as trade finance agreements, are typically held to maturity by investors and therefore do not trade on a consistent basis. Accordingly, pricing services frequently cannot rely on executed trade prices to support their evaluations of these securities and must necessarily rely more heavily on unobservable inputs. In such circumstances, the Fund may classify securities as having a Level 3 valuation due to a lack of observable market transactions.
Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waivers and reimbursements of $286,722 is disclosed in Note 5.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Delaware.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements which is an agreement between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
At September 30, 2016, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Semi-Annual Shareholder Report

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees. The Fund's restricted securities were acquired between August 27, 2009 and September 30, 2016, with the total acquisition cost of $464,799,472.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 9/30/2016	Year Ended 3/31/2016
Shares sold	3,211,809	1,058,296
Shares issued to shareholders in payment of distributions declared	1,085,044	1,880,843
Shares redeemed	(—)	(4,661,768)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	4,296,853	(1,722,629)
4. FEDERAL TAX INFORMATION
At September 30, 2016, the cost of investments for federal tax purposes was $544,636,916. The net unrealized depreciation of investments for federal tax purposes was $18,544,616. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,554,543 and net unrealized depreciation from investments for those securities having an excess of cost over value of $21,099,159.
At March 31, 2016, the Fund had a capital loss carryforward of $9,751,781 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$1,980,505	$7,771,276	$9,751,781
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.10% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser and its affiliates on their own initiative have agreed to waive their fees (if any), and reimburse the Fund such that the Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates and operating expenses associated with premiums for risk insurance policies on portfolio securities) in an amount up to 0.15% of the Fund's average daily net assets. The Adviser and its affiliates can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended September 30, 2016, the Adviser voluntarily waived $228,808 of its fee and voluntarily reimbursed $38,069 of other operating expenses.
Certain of the Fund's assets are managed by Federated Investors (UK) LLP (the “Sub-Adviser”) an affiliate of the Adviser. Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an annual fee equal to 0.39% of the daily net assets of the Fund paid by Adviser out of its resources and is not an incremental Fund expense. For the six months ended September 30, 2016, the Sub-Adviser earned a fee of $967,096.
Semi-Annual Shareholder Report

General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended September 30, 2016, the Adviser reimbursed $19,845. Transactions involving the affiliated holding during the six months ended September 30, 2016, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 3/31/2016	20,851,257
Purchases/Additions	213,518,599
Sales/Reductions	(185,049,090)
Balance of Shares Held 9/30/2016	49,320,766
Value	$49,320,766
Dividend Income	$71,590
Affiliated Shares of Beneficial Interest
As of September 30, 2016, a majority of the shares of beneficial interest outstanding are owned by another affiliated managed investment company.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2016, were as follows:
Purchases	$95,412,958
Sales	$121,793,568
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
At September 30, 2016, the diversification of countries was as follows:
Country	Percentage of Total Net Assets
Turkey	8.8%
Indonesia	5.9%
Nigeria	5.9%
Brazil	4.6%
Egypt	4.3%
Angola	4.1%
India	3.9%
Russia	3.9%
Kazahkstan	3.8%
United States	3.8%
Kenya	3.3%
Oman	2.9%
Argentina	2.7%
Saudi Arabia	2.4%
Trinidad and Tabago	1.9%
Kuwait	1.6%
United Arab Emirates	1.6%
Semi-Annual Shareholder Report

Country	Percentage of Total Net Assets
Bangladesh	1.4%
Jordan	1.4%
Peru	1.4%
Cameroon, United Republic of	1.3%
Colombia	1.3%
Singapore	1.3%
Mexico	1.2%
Zambia	1.2%
Cayman Islands	1.1%
Netherlands	1.1%
Pakistan	1.1%
Gabon	1.0%
Jamaica	1.0%
Lao Peoples Democratic Republic	1.0%
Malawi	1.0%
Congo	0.9%
Paraguay	0.9%
Botswana	0.8%
Chad	0.8%
Kampuchea	0.7%
Mauritius	0.7%
Tanzania, United Republic of	0.5%
Azerbaijan	0.4%
Lebanon	0.4%
Mongolia	0.4%
Ukranian SSR	0.4%
Sierra Leone	0.3%
Macau	0.2%
Guinea-Bissau	0.1%
Morocco	0.1%
8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of September 30, 2016, the Fund had no outstanding loans. During the six-months ended September 30, 2016, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2016, there were no outstanding loans. During the six months ended September 30, 2016, the program was not utilized.
10. REGULATORY MATTERS
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2016 to September 30, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 4/1/2016	Ending Account Value 9/30/2016	Expenses Paid During Period[1]
Actual	$1,000.00	$1,021.10	$1.06
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.02	$1.07
1	Expenses are equal to the Fund's annualized net expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period).
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2016
Federated Project and Trade Finance Core Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors.
Although Federated Investment Management Company (the “Adviser”) charges the Fund an investment advisory fee for its services, the Adviser has agreed to waive its fee and/or reimburse the Fund so that total fund expenses are zero. The Adviser or its affiliates may, however, receive compensation for managing assets invested in the Fund.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory and subadvisory contracts.
As previously noted, the Adviser charges the Fund an investment advisory fee for its services but has agreed to waive its fee and/or reimburse the Fund so that total fund expenses are zero; however, the Board did consider compensation and benefits received by the Adviser and subadviser, including fees received for services provided to the Fund by Federated Investors, Inc. and its affiliates (“Federated”) and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fee and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory and subadvisory contracts occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other
Semi-Annual Shareholder Report

benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory and subadvisory contracts.
The Board was informed by the Adviser that, for the periods covered by the Senior Officer's Evaluation, the Fund outperformed its benchmark index for the one-year, three-year and five-year periods.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory and subadvisory contracts with respect to the Fund.
Because the Fund's expenses will remain at zero due to waiver of the investment advisory fee and/or reimbursement of other expenses, the Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant to its deliberations.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer Evaluation's supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory and subadvisory contracts.
Semi-Annual Shareholder Report

The Board based its decision to approve the investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no net advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contracts reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund at www.FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category under “Find Private Funds.” Select a Fund under “All Private Funds” to access the “Literature” tab. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information at www.FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category under “Find Private Funds.” Select a Fund under “All Private Funds” to access the “Portfolio Characteristics” tab.
Semi-Annual Shareholder Report

The Fund is not a bank deposit or obligation, is not guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in the Fund involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

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Federated Project and Trade Finance Core Fund

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31415N103

41216 (11/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust III

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date November 22, 2016

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 22, 2016